Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses
Real and property taxes	$ 14,748	$ 13,090
Energy costs	12,911	12,527
Capital spending	9,915	7,883
Customer rebates	8,940	9,998
Worker's compensation	6,416	8,249
Current postretirement obligation	1,106	1,378
Freight	3,881	2,354
Contingent consideration	20,694
Other accruals	27,340	21,001
Accrued expenses	$ 105,951	$ 76,480